Ordinary shares (Details Narrative) - USD ($)									1 Months Ended	12 Months Ended
	Oct. 13, 2025	Jun. 23, 2025	Nov. 07, 2024	Oct. 29, 2024	Mar. 07, 2024	May 29, 2023	Nov. 15, 2022	Aug. 15, 2022	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Common stock, shares authorized	250,000,000							5,000,000,000
Common stock, par value	$ 0.0002
Shares issued price per share										$ 1.00
Shares issued							39,031,650	39,031,650
Stockholders equity note stock split						the Company’s board of directors approved to effect a one-for-two stock split of its Class A ordinary shares (the “Stock Split”). As a result of the Stock Split, each ordinary share of US$0.00001 (retrospectively adjusted as US$0.0004 after the Stock Consolidation* (see definition below)) was automatically split to two issued and outstanding ordinary shares with par value of US$0.000005 (retrospectively adjusted as US$0.0002 after the Stock Consolidation* (see definition below)) each without any action on the part of the shareholder.
Stock issued during period shares new issues	250,000,000
IPO [Member]
Class of Stock [Line Items]
Shares issued price per share		$ 8.00							$ 160.00
Stock issued during period shares new issues		803,750							37,500
Gross proceeds		$ 6,430							$ 6,000
Common Class A [Member]
Class of Stock [Line Items]
Dividends								$ 50
Common stock, shares authorized	235,000,000							125,000,000		235,000,000	235,000,000
Common stock, par value	$ 0.0002						$ 0.00001	$ 0.00001		$ 0.0002	$ 0.0002
Shares issued price per share								$ 0.0004
Shares issued							975,791	975,791
Purchase price per share					$ 160.00		$ 0.0004	$ 0.0004
Sale of stock							$ 400	$ 400
Stockholders equity note stock split						the Company’s board of directors approved to effect a one-for-two stock split of its ordinary shares (the “Stock Split”). As a result of the Stock Split, each ordinary share of US$0.00001 (retrospectively adjusted as US$0.0004 after the Stock Consolidation*) was automatically split to two issued and outstanding Class A ordinary shares with par value of US$0.000005 (retrospectively adjusted as US$0.0002 after the Stock Consolidation*) each without any action on the part of the shareholder.
Stock issued during period shares new issues	235,000,000				37,500
Gross proceeds					$ 6,000
Common stock ordinary share repurchase			2,406	2,406						2,406
Ordinary shares, shares issued										2,792,810	1,989,083
Ordinary shares, shares outstanding										2,790,404	1,986,677
Common Class A [Member] | IPO [Member]
Class of Stock [Line Items]
Shares issued price per share		$ 8.00
Stock issued during period shares new issues		803,750
Gross proceeds		$ 6,430
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized	15,000,000									15,000.00	15,000.00
Common stock, par value	$ 0.0002									$ 0.0002	$ 0.0002
Stock issued during period shares new issues	15,000,000
Ordinary shares, shares issued
Ordinary shares, shares outstanding